Income Taxes - Schedule of Effective Income Tax Rate Reconciliation (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended		4 Months Ended	1 Months Ended	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Jan. 31, 2013	Dec. 31, 2012
Effective Income Tax Rate Reconciliation, Amount [Abstract]
Capital loss(3)		$ (46.7)
Effective Income Tax Rate Reconciliation, Percent [Abstract]
Interest and debt acquisition costs	21.1	21.1
Successor [Member]
Effective Income Tax Rate Reconciliation, Amount [Abstract]
Statutory U.S. federal income tax / rate(1)	12.9	(92.3)	(10.1)
Foreign income taxed at rates other than 35%	(46.7)	(36.6)	10.1
Changes in valuation allowances	44.4	55.0	0
Foreign exchange (gain) loss	8.7	8.7	0
Unrecognized tax benefits(2)	(44.0)	35.1	0
Withholding taxes, net	(0.3)	8.3	0
Non-deductible interest	15.4	6.4	0
Non-deductible expenses	14.2	19.4	0
Tax credits	(3.6)	(1.0)	0
Capital loss(3)	0	(46.7)	0
Other - net	1.1	(1.1)	0
Total	2.1	(44.8)	0
Effective Income Tax Rate Reconciliation, Percent	5.70%	17.00%	0.00%
Tax credits	9.80%	(0.40%)	0.00%
Effective Income Tax Rate Reconciliation, Percent [Abstract]
Statutory U.S. federal income tax / rate(1)	35.00%	35.00%	35.00%
Foreign income taxed at rates other than 35%	(127.00%)	13.90%	(35.00%)
Changes in valuation allowances	120.90%	(20.90%)	0.00%
Foreign exchange (gain) loss	23.70%	(3.30%)	0.00%
Unrecognized tax benefits(2)	(119.70%)	(13.20%)	0.00%
Withholding taxes, net	(0.80%)	(3.20%)	0.00%
Non-deductible interest	41.90%	(2.40%)	0.00%
Non-deductible expenses	38.60%	(7.40%)	0.00%
Tax credits	(9.80%)	0.40%	0.00%
Capital loss(3)	0.00%	17.70%	0.00%
Other - net	2.90%	0.40%	0.00%
Effective tax rate	5.70%	17.00%	0.00%
Provision (benefit) for income taxes	2.1	(44.8)	0
Tax credits	(3.6)	(1.0)	0
Predecessor [Member]
Effective Income Tax Rate Reconciliation, Amount [Abstract]
Statutory U.S. federal income tax / rate(1)				5.5	137.6
Foreign income taxed at rates other than 35%				1.0	(10.9)
Changes in valuation allowances				1.4	9.8
Foreign exchange (gain) loss				0.5	4.7
Unrecognized tax benefits(2)				0	0
Withholding taxes, net				0	0
Non-deductible interest				0	0
Non-deductible expenses				0	0
Tax credits				0	0
Capital loss(3)				0	0
Other - net				(1.3)	4.0
Total				7.1	145.2
Effective Income Tax Rate Reconciliation, Percent				45.60%	37.00%
Tax credits				0.00%	0.00%
Effective Income Tax Rate Reconciliation, Percent [Abstract]
Statutory U.S. federal income tax / rate(1)				35.00%	35.00%
Foreign income taxed at rates other than 35%				6.60%	(2.80%)
Changes in valuation allowances				8.90%	2.50%
Foreign exchange (gain) loss				3.10%	1.20%
Unrecognized tax benefits(2)				0.00%	0.00%
Withholding taxes, net				0.00%	0.00%
Non-deductible interest				0.00%	0.00%
Non-deductible expenses				0.00%	0.00%
Tax credits				0.00%	0.00%
Capital loss(3)				0.00%	0.00%
Other - net				(8.00%)	1.10%
Effective tax rate				45.60%	37.00%
Provision (benefit) for income taxes				7.1	145.2
Tax credits				0	0
Valuation Allowance, Operating Loss Carryforwards [Member]
Effective Income Tax Rate Reconciliation, Percent [Abstract]
Valuation allowances and reserves, charged to cost and expense		$ 46.7